Long-term loans (Narrative) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long-term loans [line items]
Long-term loans	¥ 154,071,515	¥ 131,885,708
Long-term loans of overseas subsidiaries guaranteed by the company	3,826,000	3,921,000
Huaneng Group
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	¥ 43,555	1,407,338
Huaneng Group | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	17.50%
China Export & Credit Insurance Corporation | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	65.00%
Shandong Ruyi Technology Group | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	17.50%
Shandong Ruyi Technology Group | Loans guaranteed by Shandong Power and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	50.00%
Shandong Power | Loans guaranteed by Shandong Power and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	50.00%
Secured [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	¥ 5,025,000	3,400,000
Long-term loans guaranteed by Huaneng Group or other third parties	6,257,000	7,053,000
Secured [member] | Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	176,000	0
Secured [member] | Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group | Loans guaranteed by Shandong Power and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	6,794,000	7,581,000
Secured [member] | Huaneng Group
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	44,000	81,000
Secured [member] | Other subsidiaries of the Company and Yangguang Jiedi Investment Co., Ltd
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	1,178,000	1,731,000
Secured [member] | Yangguang Jiedi Investment Co., Ltd
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	47,000	67,000
Secured [member] | Shandong Lineng Group Co., Ltd
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	0	50,000
Secured [member] | Enshi Finance Bureau of Hubei Province
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	120,000	143,000
Secured [member] | Shandong Power and Shandong Ruyi Technology Group | Loans guaranteed by Shandong Power and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	1,020,000	1,044,000
Secured [member] | Future electricity revenue [member]
Disclosure of long-term loans [line items]
Long-term loans	4,516,000	7,435,000
Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	4,595,000	3,322,000
Net book value of property, plant and equipment	475,000	347,000
Secured [member] | Equity Interests of Subsidiary [Member]
Disclosure of long-term loans [line items]
Long-term loans	2,814,000	0
Secured [member] | Carbon Emission Trading Rights [Member]
Disclosure of long-term loans [line items]
Long-term loans	20,000	0
Tiancheng Financial Leasing [member]
Disclosure of long-term loans [line items]
Nominal price of buy back when lease term expires	1
Net book value of property, plant and equipment	858,000	1,036,000
Tiancheng Financial Leasing [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	611,000	722,000
Other financial leasing companies [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	4,111,000	2,364,000
Other financial leasing companies [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	¥ 3,984,000	¥ 2,600,000